EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Expenses	$ 46,861	$ 19,632	$ 14,795